Employee Benefits - Summary of Various Categories of Plan Assets (Details) - Provident Fund	Mar. 31, 2020	Mar. 31, 2019
Central and State Government Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	49.00%	49.00%
Public Sector Undertakings and Private Sector Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	48.00%	49.00%
Others
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	3.00%	2.00%